Condensed Consolidated Statements Of Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Convertible Preferred Stock
Statement [Line Items]
Balance			$ 28	$ 28
Balance (in Shares)			28,343,420	28,343,420
Retrospective application of recapitalization			$ (28)	$ (28)
Retrospective application of recapitalization (in Shares)			(28,343,420)	(28,343,420)
Adjusted balance, beginning of period
Adjusted balance, beginning of period (in Shares)
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)
Fair value of issued warrants on common stock
Issuance of common stock upon net exercise of warrants
Issuance of common stock
Issuance of common stock upon vesting of restricted stock units
Issuance of shares and transfer of warrants upon termination of convertible note agreement
Conversion of convertible notes into common stock
Reclassification of liability classified warrants to equity
Contribution by shareholder in conjunction with Credit Agreement
Earnout shares stock-based compensation
Merger and PIPE Financing
Stock-based compensation
Net Income (Loss)
Balance
Balance (in Shares)
Common Stock
Statement [Line Items]
Balance	$ 5	$ 3	$ 6	$ 5
Balance (in Shares)	51,231,608	27,260,624	6,196,257	5,132,354
Retrospective application of recapitalization			$ (3)	$ (2)
Retrospective application of recapitalization (in Shares)			21,778,182	21,980,406
Adjusted balance, beginning of period			$ 3	$ 3
Adjusted balance, beginning of period (in Shares)			27,974,439	27,112,760
Issuance of common stock upon exercise of stock options
Issuance of common stock upon exercise of stock options (in Shares)	370,692	93,529	517,515	241,393
Fair value of issued warrants on common stock
Issuance of common stock upon net exercise of warrants
Issuance of common stock upon net exercise of warrants (in Shares)			136,681
Issuance of common stock
Issuance of common stock (in Shares)	10,000		143,333
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)	309,641		798,239
Issuance of shares and transfer of warrants upon termination of convertible note agreement
Issuance of shares and transfer of warrants upon termination of convertible note agreement (in Shares)			323,968
Conversion of convertible notes into common stock			$ 1
Conversion of convertible notes into common stock (in Shares)			8,147,938
Warrants issued with Credit Agreement
Reclassification of liability classified warrants to equity
Contribution by shareholder in conjunction with Credit Agreement
Earnout shares stock-based compensation
Merger and PIPE Financing			$ 1
Merger and PIPE Financing (in Shares)			13,879,828
Stock-based compensation
Net Income (Loss)
Balance	$ 5	$ 3	$ 5	$ 3
Balance (in Shares)	51,921,941	27,354,153	51,921,941	27,354,153
Additional Paid-In Capital
Statement [Line Items]
Balance	$ 170,794	$ 75,459	$ 78,290	$ 74,417
Retrospective application of recapitalization			31	30
Adjusted balance, beginning of period			78,321	74,447
Issuance of common stock upon exercise of stock options	220	46	280	104
Fair value of issued warrants on common stock	499	348	1,352	348
Issuance of common stock upon net exercise of warrants
Issuance of common stock	100		1,100
Issuance of common stock upon vesting of restricted stock units
Issuance of shares and transfer of warrants upon termination of convertible note agreement			2,412
Conversion of convertible notes into common stock			41,391
Warrants issued with Credit Agreement			2,076
Reclassification of liability classified warrants to equity			830
Contribution by shareholder in conjunction with Credit Agreement			2,779
Earnout shares stock-based compensation	1,604		3,478
Merger and PIPE Financing			35,737
Stock-based compensation	3,249	430	6,710	1,384
Net Income (Loss)
Balance	176,466	76,283	176,466	76,283
Accumulated Deficit
Statement [Line Items]
Balance	(183,023)	(187,485)	(200,783)	(144,469)
Retrospective application of recapitalization
Adjusted balance, beginning of period			(200,783)	(144,469)
Issuance of common stock upon exercise of stock options
Fair value of issued warrants on common stock
Issuance of common stock upon net exercise of warrants
Issuance of common stock
Issuance of common stock upon vesting of restricted stock units
Issuance of shares and transfer of warrants upon termination of convertible note agreement
Conversion of convertible notes into common stock
Warrants issued with Credit Agreement
Reclassification of liability classified warrants to equity
Contribution by shareholder in conjunction with Credit Agreement
Earnout shares stock-based compensation
Merger and PIPE Financing
Stock-based compensation
Net Income (Loss)	(15,680)	8,954	2,080	(34,062)
Balance	(198,703)	(178,531)	(198,703)	(178,531)
Balance	(12,224)	(112,023)	(122,459)	(70,019)
Retrospective application of recapitalization
Adjusted balance, beginning of period			(122,459)	(70,019)
Issuance of common stock upon exercise of stock options	220	46	280	104
Fair value of issued warrants on common stock	499	348	1,352	348
Issuance of common stock upon net exercise of warrants
Issuance of common stock	100		1,100
Issuance of common stock upon vesting of restricted stock units
Issuance of shares and transfer of warrants upon termination of convertible note agreement			2,412
Conversion of convertible notes into common stock			41,392
Warrants issued with Credit Agreement			2,076
Reclassification of liability classified warrants to equity			830
Contribution by shareholder in conjunction with Credit Agreement			2,779
Earnout shares stock-based compensation	1,604		3,478
Merger and PIPE Financing			35,738
Stock-based compensation	3,249	430	6,710	1,384
Net Income (Loss)	(15,680)	8,954	2,080	(34,062)
Balance	$ (22,232)	$ (102,245)	$ (22,232)	$ (102,245)